Tax Status (Details) - SAP America, Inc. 401(k) Plan	12 Months Ended
Dec. 31, 2025
EBP, Tax Status [Line Items]
Determination letter date	Mar. 13, 2018
Receipt of determination letter	true
Tax qualification status	us-gaap:QualifiedPlanMember